LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Disclosure of right of use asset years of depreciation and interest rates used to discount lease payments
	Years of depreciation	Interest rate
Buildings	2-4	1.5%-5%

Disclosure of right-of-use assets
The following is the composition of right-of-use asset balances as of December 31, 2024:

Buildings
US Dollars in thousands
Cost:
Balance as of January 1, 2024	11,087
Additions during the year	1,653
Additions in respect of acquisition	1,512
Other changes	249
Balance as of December 31, 2024	14,501

Depreciation and amortization:
Balance as of January 1, 2024	5,746
Depreciation during the year	2,463
Balance as of December 31, 2024	8,209

Right-of-use assets - net	6,292

The following is the composition of right-of-use asset balances as of December 31, 2023:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2023	10,947	331	11,278
Additions during the year	338	-	338
Disposals	(455)	(331)	(786)
Other changes	257	-	257
Balance as of December 31, 2023	11,087	-	11,087

Depreciation and amortization:
Balance as of January 1, 2023	3,579	318	3,897
Depreciation during the year	2,167	11	2,178
Disposals	-	(329)	(329)
Balance as of December 31, 2023	5,746	-	5,746
Right-of-use assets - net	5,341	-	5,341
The following is the composition of right-of-use asset balances as of December 31, 2022:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2022	7,382	331	7,713
Additions during the year	2,048	-	2,048
Additions in respect of acquisition	1,722	-	1,722
Disposals	(462)	-	(462)
Other changes	257	-	257
Balance as of December 31, 2022	10,947	331	11,278

Depreciation and amortization:
Balance as of January 1, 2022	2,186	252	2,438
Depreciation during the year	1,731	66	1,797
Disposals	(338)	-	(338)
Balance as of December 31, 2022	3,579	318	3,897
Right-of-use assets - net	7,368	13	7,381

Disclosure of composition and changes in lease liabilities
The following table summarizes the composition of lease liability balances as of December 31, 2024:

Buildings
US Dollars in thousands
Balance as of January 1, 2024	6,294
Additions during the year	1,653
Additions in respect of acquisition	1,519
Interest expenses	342
Lease payments	(2,997)
Other changes	234
Balance as of December 31, 2024	7,045

Current maturities of lease liabilities	2,967
Long-term lease liabilities	4,078
Balance as of December 31, 2024	7,045
The following table summarizes the composition of lease liability balances as of December 31, 2023:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Balance as of January 1, 2023	8,141	9	8,150
Additions during the year	338	-	338
Interest expenses	330	-	330
Lease payments	(2,503)	(9)	(2,512)
Other changes	(12)	-	(12)
Balance as of December 31, 2023	6,294	-	6,294

Current maturities of lease liabilities	2,145	-	2,145
Long-term lease liabilities	4,149	-	4,149
Balance as of December 31, 2023	6,294	-	6,294

The following table summarizes the composition of lease liability balances as of December 31, 2022:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Balance as of January 1, 2022	6,769	126	6,895
Additions during the year	2,014	-	2,014
Additions in respect of acquisition	1,696	-	1,696
Disposals	(131)	-	(131)
Interest expenses	293	3	296
Lease payments	(2,036)	(111)	(2,147)
Other changes	(464)	(9)	(473)
Balance as of December 31, 2022	8,141	9	8,150

Current maturities of lease liabilities	2,197	9	2,206
Long-term lease liabilities	5,944	-	5,944
Balance as of December 31, 2022	8,141	9	8,150